Investment Strategy - Dimensional US Large Cap Core Equity Market ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the US Large Cap Core Equity ETF’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase a broad and diverse group of readily marketable equity securities of U.S. companies that the Advisor determines to be large capitalization companies within the U.S. Universe, as defined below. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large cap U.S. companies. For purposes of the policy, the Advisor considers equity securities to primarily consist of common stocks. The Portfolio also may invest up to 20% of its net assets in securities of smaller capitalization U.S. companies. A company’s market capitalization is the number of its shares outstanding times its price per share. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. The Advisor generally defines the “U.S. Universe” as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the U.S. Universe it represents) of U.S. companies.

For purposes of the Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company within the U.S. Universe. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a large cap company would be approximately $4,480 million or above. This threshold will change due to market conditions.

The Advisor may overweight certain securities, including smaller companies, lower relative price stocks, and/or higher profitability stocks within the U.S. Universe. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

At inception, the Portfolio intends to invest in eligible securities directly and/or through other affiliated and unaffiliated exchange-traded funds.

The Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.